INCOME TAXES (Schedule of Components of Taxable Net Loss) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (12,826,068)	$ (5,160,939)
U.S. [Member]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(5,224,954)	(7,601,114)
Foreign [Member]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (4,481,089)	$ (679,850)